Voyage Expenses	12 Months Ended
Dec. 31, 2024
Voyage Expenses [Abstract]
Voyage Expenses
12.

Voyage expenses
The amounts in the accompanying consolidated statements of income are analyzed as follows:

2024 2023 2022
Commissions $ 11,640 $ 13,331 $ 14,412
Loss/(gain) from bunkers 725 (474) (8,100)
Port expenses and other 1,242 764 630
Total

$ 13,607 $ 13,621 $ 6,942